PERFORMANCE SHARE UNITS (Details Textual) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 05, 2015	Apr. 02, 2013	Sep. 30, 2014	Jan. 27, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)							20,846,639		28,913,020	9,506,205
Stock compensation expense related to the options and warrants					$ 414,031	$ 397,134	$ 540,119	$ 774,700
Deferred Compensation Liability, Current and Noncurrent									$ 513,003
PSUs [Member]
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)			500,000
Stock compensation expense related to the options and warrants										$ 266,500
Share Unit Based Recovery Expense									$ (258,165)
PSUs [Member] | AIM | Mr. Arena
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)	3,000,000
PSUs [Member] | Chief Executive Officer
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)		400,000		3,000,000
PSUs [Member] | Officer
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)		300,000
PSUs [Member] | Chief Operating Officer
Wtd Avg. Remaining Term
Performance share unit agreement granted (in shares)		300,000
Restricted Stock [Member] | AIM | Mr. Arena
Wtd Avg. Remaining Term
Number of options awarded	500,000